Commitments and Contingencies - Future Annual Minimum Lease Payments (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Remaining 2016	$ 622
2016		$ 1,050
2017	2,914	751
2018	3,276	441
2019	2,929	19
2020	2,928
Thereafter	9,812
Total	$ 22,481	$ 2,261